Assumptions Used to Determine Projected Benefit Obligations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	0.25%	0.75%
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.00%	1.50%
Foreign | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	3.10%	4.00%
Rate of increase in compensation levels (%)	2.50%	2.50%
Foreign | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	4.57%	5.00%
Rate of increase in compensation levels (%)	3.90%	3.80%